CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

US$ MILLIONS	2024	2023
Cash	$1,296	$1,201
Cash equivalents(1)	686	440
Restricted cash(2)	89	216
Total cash and cash equivalents	$2,071	$1,857

(1)Short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(2)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.